Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Summary Of Significant Investments In Associates
Details of the Company’s investment in associate
a
s at December 31, 2020 and 2019 are as follows:

	Principal Activity	Principal place of business	% Ownership interest		Quoted fair value (2)		Carrying amount
Name of equity accounted for investee			2020	2019	2020	2019	2020	2019
Solaris (1)	Exploration	Ecuador	26.5	30.3	$132,026	$-	$22,287	$7,162

(1)
On June 30, 2019, the Company determined that Solaris was no longer a controlled subsidiary due to dilution of its interest to approximately 32% and the fact Solaris was self-sustaining for an extended period. On deconsolidation, the Company recorded its interest retained in Solaris at fair value.

(2)
The fair value of the Company’s interest in Solaris, which listed on the TSX Venture Exchange during 2020, was based on the quoted market price at December 31, 2020, which is a Level 1 input in terms of IFRS 13. A quoted market price was not available as at December 31, 2019, as Solaris was not a listed company.

Summary Of Significant Changes In Carrying Amount Of Investment Associates	The following table summarizes the change in the carrying amount of the Company’s investment in Solaris:

	2020	2019
Balance as at January 1	$7,162	$-
Acquisition of interest in Solaris	12,480	7,800
Dilution gain (loss)	8,033	243
Company’s share of net (loss) of Solaris	(5,388)	(881)
Balance as at December 31	$22,287	$7,162

Summary Of Summarized Financial Information Of Associates
The summarized financial information below represents amounts in the associate’s consolidated financial statements prepared in accordance with IFRS.

	2020	2019
Current assets	$72,295	$6,191
Non-current assets	20,652	24,391
Total assets	92,947	30,582
Current liabilities	3,141	456
Non-current liabilities	544	1,575
Total liabilities	3,685	2,031
Non-controlling interest	7,766	7,822
Net assets of associate attributable to shareholders	81,496	20,729
Equinox Gold’s share of net assets	21,585	6,287
Other equity adjustments	702	876
Carrying amount	$22,287	$7,162

	2020	2019
Revenue	$-	$-
Net loss	20,369	1,003
Net comprehensive loss	$19,826	$1,003